Non-cash operating items (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Changes In Non Cash Operating Items [Abstract]
Changes in Non-Cash Operating Items
The changes in non-cash operating items consist of the following:

	2015	2014
Accounts receivable	$6,715	$(23,640)
Natural gas in storage	3,049	(5,942)
Supplies and consumable inventory	(2,968)	(3,861)
Income taxes receivable	(2,529)	(189)
Prepaid expenses	(7,833)	827
Accounts payable	(18,261)	54,299
Accrued liabilities	(28,495)	32,520
Current income tax liability	1,820	(1,527)
Net regulatory assets and liabilities	37,353	(54,277)
	$(11,149)	$(1,790)